Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Current, Accruing Past Due, and Non-Accrual Loans by Portfolio Class
The following tables provide a summary of current, accruing past due, and non-accrual loans by portfolio class as of December 31, 2025 and 2024.

	December 31, 2025
(in thousands)	Current	Accruing 30-89 Days Past Due	Accruing 90 Days or Greater Past Due	Total Accruing Past Due	Non-accrual with an ALL	Non-accrual without an ALL	Total
Commercial, financial, and agricultural	$16,029,058	$17,901	$2,491	$20,392	$120,713	$4,582	$16,174,745
Owner-occupied	8,082,877	4,845	—	4,845	25,830	367	8,113,919
Total commercial and industrial(1)	24,111,935	22,746	2,491	25,237	146,543	4,949	24,288,664
Investment properties	11,243,037	1,217	—	1,217	34,679	989	11,279,922
1-4 family properties	538,285	1,115	18	1,133	2,728	32	542,178
Land and development	274,582	531	—	531	182	—	275,295
Total commercial real estate	12,055,904	2,863	18	2,881	37,589	1,021	12,097,395
Consumer mortgages	5,160,701	5,187	—	5,187	45,354	1,618	5,212,860
Home equity	1,816,272	15,532	—	15,532	13,024	163	1,844,991
Credit cards	182,283	1,773	1,772	3,545	—	—	185,828
Other consumer loans	979,571	10,322	—	10,322	5,996	—	995,889
Total consumer	8,138,827	32,814	1,772	34,586	64,374	1,781	8,239,568
Loans, net of deferred fees and costs(1)(2)	$44,306,666	$58,423	$4,281	$62,704	$248,506	$7,751	$44,625,627

	December 31, 2024
(in thousands)	Current	Accruing 30-89 Days Past Due	Accruing 90 Days or Greater Past Due	Total Accruing Past Due	Non-accrual with an ALL	Non-accrual without an ALL	Total
Commercial, financial, and agricultural	$14,352,839	$12,947	$10,332	$23,279	$98,145	$24,729	$14,498,992
Owner-occupied	7,754,052	7,700	36,005	43,705	21,119	13,261	7,832,137
Total commercial and industrial(1)	22,106,891	20,647	46,337	66,984	119,264	37,990	22,331,129
Investment properties	11,105,168	2,006	—	2,006	74,030	—	11,181,204
1-4 family properties	541,897	1,636	—	1,636	2,385	—	545,918
Land and development	284,793	1,113	202	1,315	1,389	—	287,497
Total commercial real estate	11,931,858	4,755	202	4,957	77,804	—	12,014,619
Consumer mortgages	5,228,580	9,362	—	9,362	50,834	—	5,288,776
Home equity	1,800,614	13,131	177	13,308	17,365	—	1,831,287
Credit cards	182,435	1,573	1,863	3,436	—	—	185,871
Other consumer loans	940,608	10,818	13	10,831	5,907	—	957,346
Total consumer	8,152,237	34,884	2,053	36,937	74,106	—	8,263,280
Loans, net of deferred fees and costs(1)(2)	$42,190,986	$60,286	$48,592	$108,878	$271,174	$37,990	$42,609,028

(1)    The amortized cost basis of loans, net of deferred fees and costs excludes accrued interest receivable of $214.7 million and $217.1 million at December 31, 2025 and 2024, respectively, which is presented as a component of other assets on the consolidated balance sheets. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 6 - Other Assets" in this Report for more information on other assets.
(2)    Loans are presented net of deferred loan fees and costs totaling $46.7 million and $34.1 million at December 31, 2025 and 2024, respectively.

Schedule of Loan Portfolio Class by Regulatory Risk Grade and Origination Year
The following tables summarize each loan portfolio class by regulatory risk grade and origination year as of December 31, 2025 and 2024 as required by CECL.

	December 31, 2025
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans
(in thousands)	2025	2024	2023	2022	2021	Prior	Amortized Cost Basis	Converted to Term Loans	Total
Commercial, financial, and agricultural
Pass	$2,292,774	$1,182,046	$845,347	$682,444	$1,019,472	$1,910,543	$7,575,472	$132,487	$15,640,585
Special Mention	1,817	36,455	30,609	3,329	10,213	5,342	36,660	1,484	125,909
Substandard	20,258	3,864	34,593	40,538	9,219	46,685	208,577	78	363,812
Doubtful	—	36,986	—	—	4,911	—	1,703	—	43,600
Loss	—	—	—	—	—	36	803	—	839
Total commercial, financial, and agricultural	2,314,849	1,259,351	910,549	726,311	1,043,815	1,962,606	7,823,215	134,049	16,174,745
Current YTD Period:
Gross charge-offs	673	13,370	4,497	1,347	1,846	3,591	17,420	—	42,744
Owner-occupied
Pass	1,706,208	765,943	820,099	1,262,658	976,305	1,781,091	576,005	—	7,888,309
Special Mention	402	—	19,338	2,721	5,711	16,501	—	—	44,673
Substandard	3,808	2,748	19,531	45,305	22,351	80,197	6,997	—	180,937
Total owner-occupied	1,710,418	768,691	858,968	1,310,684	1,004,367	1,877,789	583,002	—	8,113,919
Current YTD Period:
Gross charge-offs	—	—	164	364	—	3,731	—	—	4,259
Total commercial and industrial	4,025,267	2,028,042	1,769,517	2,036,995	2,048,182	3,840,395	8,406,217	134,049	24,288,664
Current YTD Period:
Gross charge-offs	$673	$13,370	$4,661	$1,711	$1,846	$7,322	$17,420	$—	$47,003
Investment properties
Pass	2,119,190	1,092,620	707,016	2,605,609	1,649,021	2,450,234	179,085	—	10,802,775
Special Mention	15,741	4,483	16,744	192,500	87,170	32,540	—	—	349,178
Substandard	3,073	269	5,759	30,993	61,108	26,762	—	—	127,964
Loss	—	—	—	—	—	5	—	—	5
Total investment properties	2,138,004	1,097,372	729,519	2,829,102	1,797,299	2,509,541	179,085	—	11,279,922
Current YTD Period:
Gross charge-offs	—	—	—	206	18,545	4,725	—	—	23,476
1-4 family properties
Pass	183,932	69,822	54,365	74,283	67,928	56,113	27,096	—	533,539
Special Mention	188	—	—	766	—	116	—	—	1,070
Substandard	375	1,066	1,065	2,034	233	2,796	—	—	7,569
Total 1-4 family properties	184,495	70,888	55,430	77,083	68,161	59,025	27,096	—	542,178
Current YTD Period:
Gross charge-offs	—	—	110	129	1	177	—	—	417
Land and development
Pass	73,768	46,900	24,827	29,281	22,780	52,019	23,826	—	273,401
Special Mention	—	—	—	—	—	212	—	—	212
Substandard	—	—	1,436	—	46	200	—	—	1,682
Total land and development	73,768	46,900	26,263	29,281	22,826	52,431	23,826	—	275,295
Current YTD Period:
Gross charge-offs	—	—	217	—	—	529	—	—	746
Total commercial real estate	2,396,267	1,215,160	811,212	2,935,466	1,888,286	2,620,997	230,007	—	12,097,395
Current YTD Period:
Gross charge-offs	$—	$—	$327	$335	$18,546	$5,431	$—	$—	$24,639

	December 31, 2025
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans
(in thousands)	2025	2024	2023	2022	2021	Prior	Amortized Cost Basis	Converted to Term Loans	Total
Consumer mortgages
Pass	520,450	387,173	578,158	603,650	851,341	2,205,263	—	—	5,146,035
Substandard	1,117	547	3,185	7,028	8,445	46,467	—	—	66,789
Loss	—	—	—	—	—	36	—	—	36
Total consumer mortgages	521,567	387,720	581,343	610,678	859,786	2,251,766	—	—	5,212,860
Current YTD Period:
Gross charge-offs	11	—	4	153	254	1,239	—	—	1,661
Home equity
Pass	—	—	—	—	—	—	1,433,248	394,150	1,827,398
Substandard	—	—	—	—	—	—	7,723	8,933	16,656
Loss	—	—	—	—	—	—	459	478	937
Total home equity	—	—	—	—	—	—	1,441,430	403,561	1,844,991
Current YTD Period:
Gross charge-offs	—	—	—	—	—	—	3,675	2,444	6,119
Credit cards
Pass	—	—	—	—	—	—	184,058	—	184,058
Substandard	—	—	—	—	—	—	650	—	650
Loss	—	—	—	—	—	—	1,120	—	1,120
Total credit cards	—	—	—	—	—	—	185,828	—	185,828
Current YTD Period:
Gross charge-offs	—	—	—	—	—	—	6,678	—	6,678
Other consumer loans
Pass	207,298	90,472	59,181	81,824	100,325	126,130	323,134	—	988,364
Substandard	528	659	1,314	1,495	2,226	1,272	31	—	7,525
Total other consumer loans	207,826	91,131	60,495	83,319	102,551	127,402	323,165	—	995,889
Current YTD Period:
Gross charge-offs	1,901	4,047	4,556	2,409	3,580	5,466	1,341	—	23,300
Total consumer	729,393	478,851	641,838	693,997	962,337	2,379,168	1,950,423	403,561	8,239,568
Current YTD Period:
Gross charge-offs	$1,912	$4,047	$4,560	$2,562	$3,834	$6,705	$11,694	$2,444	$37,758
Loans, net of deferred fees and costs	$7,150,927	$3,722,053	$3,222,567	$5,666,458	$4,898,805	$8,840,560	$10,586,647	$537,610	$44,625,627
Current YTD Period:
Gross charge-offs	$2,585	$17,417	$9,548	$4,608	$24,226	$19,458	$29,114	$2,444	$109,400

	December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans
(in thousands)	2024	2023	2022	2021	2020	Prior	Amortized Cost Basis	Converted to Term Loans	Total
Commercial, financial, and agricultural
Pass	$1,200,861	$1,001,989	$739,134	$1,195,316	$629,109	$1,586,291	$7,372,228	$81,796	$13,806,724
Special Mention	1,555	20,255	17,775	18,403	2,464	36,817	158,968	—	256,237
Substandard	20,920	12,397	59,487	14,694	39,482	17,028	258,070	493	422,571
Doubtful	—	—	—	5,911	—	1,869	5,145	—	12,925
Loss	—	—	—	—	—	—	535	—	535
Total commercial, financial, and agricultural	1,223,336	1,034,641	816,396	1,234,324	671,055	1,642,005	7,794,946	82,289	14,498,992
Current YTD Period:
Gross charge-offs	7,696	16,499	3,786	8,787	997	4,413	53,736	—	95,914
Owner-occupied
Pass	691,899	981,593	1,468,946	1,220,421	872,744	1,621,387	619,519	—	7,476,509
Special Mention	1,099	2,466	65,733	5,397	34,244	12,621	—	—	121,560
Substandard	2,568	5,838	34,147	20,698	49,766	65,147	55,904	—	234,068
Total owner-occupied	695,566	989,897	1,568,826	1,246,516	956,754	1,699,155	675,423	—	7,832,137
Current YTD Period:
Gross charge-offs	—	76	543	304	1,567	17,558	3,426	—	23,474
Total commercial and industrial	1,918,902	2,024,538	2,385,222	2,480,840	1,627,809	3,341,160	8,470,369	82,289	22,331,129
Current YTD Period:
Gross charge-offs	7,696	16,575	4,329	9,091	2,564	21,971	57,162	—	119,388
Investment properties
Pass	769,775	642,808	3,306,914	2,406,325	898,363	2,405,650	227,460	—	10,657,295
Special Mention	4,583	2,211	97,443	200,780	—	68,559	—	—	373,576
Substandard	—	1,689	10,093	83,795	1,466	13,884	—	—	110,927
Doubtful	—	—	—	39,401	—	—	—	—	39,401
Loss	—	—	—	—	—	5	—	—	5
Total investment properties	774,358	646,708	3,414,450	2,730,301	899,829	2,488,098	227,460	—	11,181,204
Current YTD Period:
Gross charge-offs	—	—	527	4,752	—	4,602	—	—	9,881
1-4 family properties
Pass	159,008	79,094	95,050	81,630	28,845	53,167	40,133	—	536,927
Special Mention	—	—	1,060	663	169	1,300	—	—	3,192
Substandard	919	840	1,618	233	287	1,857	45	—	5,799
Total 1-4 family properties	159,927	79,934	97,728	82,526	29,301	56,324	40,178	—	545,918
Current YTD Period:
Gross charge-offs	—	103	—	—	—	143	—	—	246
Land and development
Pass	55,564	87,465	54,214	26,002	4,933	41,749	14,798	—	284,725
Special Mention	—	138	—	25	—	390	—	—	553
Substandard	—	1,347	—	—	153	719	—	—	2,219
Total land and development	55,564	88,950	54,214	26,027	5,086	42,858	14,798	—	287,497
Current YTD Period:
Gross charge-offs	—	—	—	—	35	22	—	—	57
Total commercial real estate	989,849	815,592	3,566,392	2,838,854	934,216	2,587,280	282,436	—	12,014,619
Current YTD Period:
Gross charge-offs	—	103	527	4,752	35	4,767	—	—	10,184

	December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans
(in thousands)	2024	2023	2022	2021	2020	Prior	Amortized Cost Basis	Converted to Term Loans	Total
Consumer mortgages
Pass	$457,176	$681,844	$670,652	$947,395	$1,119,610	$1,341,463	$25	$—	$5,218,165
Substandard	190	1,872	5,590	7,117	17,918	37,895	—	—	70,582
Loss	—	—	—	—	—	29	—	—	29
Total consumer mortgages	457,366	683,716	676,242	954,512	1,137,528	1,379,387	25	—	5,288,776
Current YTD Period:
Gross charge-offs	—	11	—	3	30	122	—	—	166
Home equity
Pass	—	—	—	—	—	—	1,386,370	424,891	1,811,261
Substandard	—	—	—	—	—	—	11,464	7,729	19,193
Loss	—	—	—	—	—	—	554	279	833
Total home equity	—	—	—	—	—	—	1,398,388	432,899	1,831,287
Current YTD Period:
Gross charge-offs	—	—	—	—	—	—	230	106	336
Credit cards
Pass	—	—	—	—	—	—	184,061	—	184,061
Substandard	—	—	—	—	—	—	701	—	701
Loss	—	—	—	—	—	—	1,109	—	1,109
Total credit cards	—	—	—	—	—	—	185,871	—	185,871
Current YTD Period:
Gross charge-offs	—	—	—	—	—	—	7,153	—	7,153
Other consumer loans
Pass	150,051	81,087	119,274	144,297	78,961	91,802	284,801	—	950,273
Substandard	310	1,046	1,298	2,692	1,132	524	59	—	7,061
Loss	—	—	—	—	—	—	12	—	12
Total other consumer loans	150,361	82,133	120,572	146,989	80,093	92,326	284,872	—	957,346
Current YTD Period:
Gross charge-offs	576	3,740	4,840	7,601	2,140	2,509	2,315	—	23,721
Total consumer	607,727	765,849	796,814	1,101,501	1,217,621	1,471,713	1,869,156	432,899	8,263,280
Current YTD Period:
Gross charge-offs	$576	$3,751	$4,840	$7,604	$2,170	$2,631	$9,698	$106	$31,376
Loan, net of deferred fees and costs	$3,516,478	$3,605,979	$6,748,428	$6,421,195	$3,779,646	$7,400,153	$10,621,961	$515,188	$42,609,028
Current YTD Period:
Gross charge-offs	$8,272	$20,429	$9,696	$21,447	$4,769	$29,369	$66,860	$106	$160,948

Schedule of Rollforward of Allowance for Loan Losses
The following tables detail the changes in the ALL by loan segment for the years ended December 31, 2025, 2024, and 2023. For the years ended December 31, 2025 and 2024, Synovus had no significant transfers to loans held for sale. For the year ended December 31, 2023, Synovus charged-off $31.3 million in previously established reserves for credit losses associated with the transfer of $1.59 billion in loans to held for sale for the sales of medical office building loans and third-party consumer loans that both closed in 2023.

	As of and For The Year Ended December 31, 2025
(in thousands)	Commercial & Industrial	Commercial Real Estate	Consumer	Total
Allowance for loan losses:
Beginning balance at December 31, 2024	$210,525	$134,021	$142,299	$486,845
Charge-offs	(47,003)	(24,639)	(37,758)	(109,400)
Recoveries	19,218	1,217	10,257	30,692
Provision for (reversal of) loan losses	40,594	(2,463)	31,666	69,797
Ending balance at December 31, 2025	$223,334	$108,136	$146,464	$477,934

	As of and For The Year Ended December 31, 2024
(in thousands)	Commercial & Industrial	Commercial Real Estate	Consumer	Total
Allowance for loan losses:
Beginning balance at December 31, 2023	$218,970	$133,758	$126,657	$479,385
Charge-offs	(119,388)	(10,184)	(31,376)	(160,948)
Recoveries	17,084	1,905	7,965	26,954
Provision for (reversal of) loan losses	93,859	8,542	39,053	141,454
Ending balance at December 31, 2024	$210,525	$134,021	$142,299	$486,845

	As of and For The Year Ended December 31, 2023
(in thousands)	Commercial & Industrial	Commercial Real Estate	Consumer	Total
Allowance for loan losses:
Beginning balance at December 31, 2022	$161,550	$143,575	$138,299	$443,424
Charge-offs	(86,320)	(45,450)	(51,304)	(183,074)
Recoveries	16,664	1,273	11,795	29,732
Provision for (reversal of) loan losses	127,076	34,360	27,867	189,303
Ending balance at December 31, 2023	$218,970	$133,758	$126,657	$479,385

Schedule of Amortized Cost of FDM Loans by Loan Portfolio Class, Financial Effect of Loan Modifications, Current, Accruing Past Due, and Non-Accrual Loans on an Amortized Cost Basis by Loan Portfolio Class	The following tables present the amortized cost of FDM loans by loan portfolio class that were modified during the years ended December 31, 2025, 2024, and 2023.

	Year Ended December 31, 2025
(in thousands)	Interest Rate Reduction	Term Extension	Payment Delay	Interest Rate Reduction and Term Extension	Total	Percentage of Total by Financing Class
Commercial, financial, and agricultural	$—	$30,635	$21,476	$83	$52,194	0.3%
Owner-occupied	—	7,669	—	—	7,669	0.1
Total commercial and industrial	—	38,304	21,476	83	59,863	0.2
Investment properties	—	2,188	—	135	2,323	—
Total commercial real estate	—	2,188	—	135	2,323	—
Consumer mortgages	—	—	13,241	—	13,241	0.3
Other consumer loans	215	4,324	14	24	4,577	0.5
Total consumer	215	4,324	13,255	24	17,818	0.2
Total FDMs	$215	$44,816	$34,731	$242	$80,004	0.2%

	Year Ended December 31, 2024
(in thousands)	Interest Rate Reduction	Term Extension	Payment Delay	Interest Rate Reduction and Term Extension	Total	Percentage of Total by Financing Class
Commercial, financial, and agricultural	$—	$10,606	$—	$—	$10,606	0.1%
Owner-occupied	—	183	—	13,686	13,869	0.2
Total commercial and industrial	—	10,789	—	13,686	24,475	0.1
Investment properties	74,675	2,222	—	—	76,897	0.7
Total commercial real estate	74,675	2,222	—	—	76,897	0.6
Consumer mortgages	122	—	1,878	—	2,000	—
Other consumer loans	179	582	4	23	788	0.1
Total consumer	301	582	1,882	23	2,788	—
Total FDMs	$74,976	$13,593	$1,882	$13,709	$104,160	0.2%

	Year Ended December 31, 2023
(in thousands)	Interest Rate Reduction	Term Extension	Principal Forgiveness and Term Extensions	Payment Delay	Interest Rate Reduction and Term Extension	Total	Percentage of Total by Financing Class
Commercial, financial, and agricultural	$2,844	$119,764	$10,504	$—	$2,028	$135,140	0.9%
Owner-occupied	—	23,739	—	—	52,854	76,593	0.9
Total commercial and industrial	2,844	143,503	10,504	—	54,882	211,733	0.9
Investment properties	—	909	—	—	—	909	—
1-4 family properties	—	2,016	—	—	367	2,383	0.4
Land and development	—	29,760	—	—	—	29,760	8.4
Total commercial real estate	—	32,685	—	—	367	33,052	0.3
Consumer mortgages	2,110	—	—	465	—	2,575	—
Home equity	—	336	—	—	287	623	—
Other consumer loans	115	625	—	189	617	1,546	0.1
Total consumer	2,225	961	—	654	904	4,744	0.1
Total FDMs	$5,069	$177,149	$10,504	$654	$56,153	$249,529	0.6%

The following presents the financial effect of loan modifications made to borrowers experiencing financial difficulty during the years ended December 31, 2025, 2024, and 2023.

	Year Ended December 31, 2025
(Dollars in thousands)	Weighted Average Interest Rate Reduction	Weighted Average Term Extension (in months)	Weighted Average Payment Delay (in months)
Commercial, financial, and agricultural	2.3%	6	14
Owner-occupied	—	4	—
Investment properties	2.0	32	—
Consumer mortgages	—	—	5
Other consumer loans	2.3	141	12

	Year Ended December 31, 2024
(Dollars in thousands)	Weighted Average Interest Rate Reduction	Weighted Average Term Extension (in months)	Weighted Average Payment Delay (in months)
Commercial, financial, and agricultural	—%	12	—
Owner-occupied	2.4	5	—
Investment properties	1.9	12	—
Consumer mortgages	2.3	—	5.5
Home equity	—	—	—
Other consumer loans	4.2	75	6

	Year Ended December 31, 2023
(Dollars in thousands)	Principal Forgiveness and Term Extensions	Weighted Average Interest Rate Reduction	Weighted Average Term Extension (in months)	Weighted Average Payment Delay (in months)
Commercial, financial, and agricultural	$1,200	2.4%	14	—
Owner-occupied	—	2.3	10	—
Investment properties	—	—	40	—
1-4 family properties	—	0.4	12	—
Land and development	—	—	4	—
Consumer mortgages	—	2.3	—	6
Home equity	—	0.5	249	—
Other consumer loans	—	5.7	62	2

The following tables provides a summary of current, accruing past due, and non-accrual loans on an amortized cost basis by loan portfolio class that have been modified during the 12 months prior to December 31, 2025, 2024, and 2023.

	December 31, 2025
(in thousands)	Current	Accruing 30-89 Days Past Due	Accruing 90 Days or Greater Past Due	Non-accrual (1)	Total
Commercial, financial, and agricultural	$43,805	$—	$—	$8,389	$52,194
Owner-occupied	7,669	—	—	—	7,669
Total commercial and industrial	51,474	—	—	8,389	59,863
Investment properties	2,323	—	—	—	2,323
Total commercial real estate	2,323	—	—	—	2,323
Consumer mortgages	1,776	—	—	11,466	13,242
Other consumer loans	3,447	124	—	1,005	4,576
Total consumer	5,223	124	—	12,471	17,818
Total FDMs	$59,020	$124	$—	$20,860	$80,004

	December 31, 2024
(in thousands)	Current	Accruing 30-89 Days Past Due	Accruing 90 Days or Greater Past Due	Non-accrual (1)	Total
Commercial, financial, and agricultural	$9,896	$540	$—	$170	$10,606
Owner-occupied	13,686	—	—	183	13,869
Total commercial and industrial	23,582	540	—	353	24,475
Investment properties	44,115	—	—	32,782	76,897
Total commercial real estate	44,115	—	—	32,782	76,897
Consumer mortgages	210	—	—	1,790	2,000
Other consumer loans	397	106	—	285	788
Total consumer	607	106	—	2,075	2,788
Total FDMs	$68,304	$646	$—	$35,210	$104,160

	December 31, 2023
(in thousands)	Current	Accruing 30-89 Days Past Due	Accruing 90 Days or Greater Past Due	Non-accrual (1)	Total
Commercial, financial, and agricultural	$123,843	$—	$—	$11,297	$135,140
Owner-occupied	75,859	—	—	734	76,593
Total commercial and industrial	199,702	—	—	12,031	211,733
Investment properties	604	—	—	305	909
1-4 family properties	1,174	—	—	1,209	2,383
Land and development	29,760	—	—	—	29,760
Total commercial real estate	31,538	—	—	1,514	33,052
Consumer mortgages	1,423	—	—	1,152	2,575
Home equity	623	—	—	—	623
Credit cards	—	—	—	—	—
Other consumer loans	418	372	—	756	1,546
Total consumer	2,464	372	—	1,908	4,744
Total FDMs	$233,704	$372	$—	$15,453	$249,529

(1)    Loans were on non-accrual when modified and subsequently classified as FDMs.